Biotricity, Inc. - Statements of Cash Flows - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net loss		$ (2,342,448)	$ (1,226,899)	$ (4,656,161)	$ (3,693,922)	$ (5,185,852)	$ (1,706,202)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation				196,142	1,849,916	2,257,953
Shares and warrants issued for services				443,677	366,528
Depreciation							9,051
Issuance of shares for consulting services							66,179
Accretion expense	[1]	473,552	3,014	667,655	3,014	59,875
Change in fair value of derivative liabilities	[2]	465,832	(2,679)	1,208,059	(2,679)	(4,026)
Issuance of warrants for services						672,749	400,335
Changes in operating assets and liabilities:
Harmonized sales tax recoverable				23,381	37,289	25,437	(73,578)
Accounts payable and accrued liabilities				327,519	15,506	287,629	(77,570)
Deposits and other receivables				30,453		(77,740)
Net Cash used in operating activities				(1,759,275)	(1,424,348)	(1,963,975)	(1,381,785)
Cash flows from financing activities:
Proceeds from issuance of shares, net							1,649,507
Proceeds from exercise of warrants				105,500	707,196	707,196	66,188
Proceeds from issuance of convertible promissory notes				1,524,200	565,350	1,289,149
Proceeds from exercise of stock option						283
Net Cash provided by financing activities				1,629,700	1,272,546	1,996,628	1,715,695
Net (decrease) increase in cash				(129,575)	(151,802)	32,653	333,910
Effect of foreign currency translation				(257,243)	11,340	(70,651)	(1,067)
Cash, beginning of period				410,601	448,599	448,599	115,756
Cash, end of period		$ 23,783	$ 308,137	$ 23,783	$ 308,137	$ 410,601	$ 448,599

[1]	See Convertible Promissory Note
[2]	See Derivative Liabilities Note